Cash and Investments - Schedule of Pledged Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities	$ 6,026.7	$ 5,774.1
Regulatory deposits
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities	4,781.0	4,667.4
Regulatory deposits | European Run-off
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities		71.7
Security for reinsurance and other
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities	$ 1,245.7	1,106.7
Security for reinsurance and other | European Run-off
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities		$ 65.5